Mezzanine equity (Tables)	12 Months Ended
Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Schedule of activities of the redeemable convertible preferred shares
The activities of the Redeemable Convertible Preferred Shares for the year ended December 31, 2022 consist of the following which reflect the effect of Recapitalization:

	Series Angel Preferred Shares		Series A Preferred Shares			Series A+ Preferred Shares		Series A++ Preferred Shares		Series B Preferred Shares
	Shares	Carrying amount	Shares	Carrying amount	Subscription receivable	Shares	Carrying amount	Shares	Carrying amount	Shares	Carrying amount	Subscription receivable	Total
		RMB		RMB	RMB		RMB		RMB		RMB	RMB	RMB
Balance as of January 1, 2022	6,016,207	283,585	29,184,844	1,429,313	—	29,361,157	1,386,671	8,546,916	475,413	17,615,165	1,117,317	(159,392)	4,532,907
Subscription contributions from shareholders	—	—	—	—	—	—	—	—	—	—	—	159,485	159,485
Accretion of Redeemable Convertible Preferred Shares	—	21,916	—	100,884	—	—	106,959	—	36,732	—	88,387	—	354,878
Foreign currency translation adjustment	—	26,949	—	135,409	—	—	131,767	—	45,179	—	106,268	(93)	445,479
Conversion of Preferred Shares to Ordinary Shares upon the completion of the Merger	(6,016,207)	(332,450)	(29,184,844)	(1,665,606)	—	(29,361,157)	(1,625,397)	(8,546,916)	(557,324)	(17,615,165)	(1,311,972)	—	(5,492,749)
Balance as of December 31, 2022	—	—	—	—	—	—	—	—	—	—	—	—	—